LEASE LIABILITIES - Undiscounted lease liabilities (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
LEASE LIABILITY
Lease payments due	$ 4,198
1 year
LEASE LIABILITY
Lease payments due	806
1 - 5 years
LEASE LIABILITY
Lease payments due	3,392
Office
LEASE LIABILITY
Lease payments due	2,710
Office | 1 year
LEASE LIABILITY
Lease payments due	409
Office | 1 - 5 years
LEASE LIABILITY
Lease payments due	2,301
Equipment
LEASE LIABILITY
Lease payments due	1,488
Equipment | 1 year
LEASE LIABILITY
Lease payments due	397
Equipment | 1 - 5 years
LEASE LIABILITY
Lease payments due	$ 1,091